Related Party Transactions - Summary of Key Management Personnel Compensation (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Information About Key Management Personnel [Abstract]
Wages and salaries	$ 4,380	$ 4,085	$ 3,482
Employer's contribution to defined contribution plans	17	35	35
Benefits in kind	0	0	266
- Share grants and options	2,189	3,673	4,033
Non-executive directors' remuneration by way of:
- Cash	752	450	336
Key management personnel compensation	$ 7,338	$ 8,243	$ 8,152